Parent company only condensed financial information	12 Months Ended
Sep. 30, 2024
Condensed Financial Information Disclosure [Abstract]
Parent company only condensed financial information

22. Parent company only condensed financial information

The condensed financial information has been prepared using the same accounting policies as set out in the combined and consolidated financial statements except that the equity method has been used to account for investments in the Company’s subsidiaries. For the parent company, the Company records its investments under the equity method of accounting as prescribed in ASC 323, Investments - Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries” and the subsidiaries profit as “Equity in loss of subsidiaries” on the condensed statements of operations.

AUTOZI is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The subsidiaries did not pay any dividend to the Company for the year presented. As of September 30, 2024, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the combined and consolidated financial statements, if any.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO COMBINED AND CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED SEPTEMBER 30, 2022, 2023 AND 2024

(In U.S. dollars in thousands, except share and per share data)

Condensed balance sheets

	As of September 30,
	2023	2024

ASSETS
Current assets
Cash and cash equivalents	$-	$825
Restricted cash		501
Prepayments, receivables and other assets		5,800
Amount due from subsidiary of the Company		1,500
Total current assets	$-	$8,626

TOTAL ASSETS	$-	$8,626

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT
LIABILITIES
Accrued expenses and other current liabilities	$-	$62
Amounts due to related parties	-	21
Investment deficit in subsidiaries	146,742	42,284
TOTAL LIABILITIES	146,742	42,367

Shareholders’ deficit
Ordinary shares (US$0.000001 par value; 500,000,000,000 and 500,000,000,000 shares authorized as of September 30, 2023 and 2024; 73,580,500 and nil shares issued and outstanding as of September 30, 2023 and 2024, respectively)	-	-
Class A ordinary shares (US$0.000001 par value; 480,000,000,000 and 480,000,000,000 shares authorized as of September 30, 2023 and 2024; nil and 70,386,100 shares issued and outstanding as of September 30, 2023 and 2024, respectively)	-
Class B ordinary shares (US$0.000001 par value; 20,000,000,000 and 20,000,000,000 shares authorized as of September 30, 2023 and 2024; nil and 34,595,100 shares issued and outstanding as of September 30, 2023 and 2024, respectively)	-
Additional paid-in capital	4,579	84,824
Accumulated deficit	(166,020)	(129,532)
Accumulated other comprehensive income	14,699	10,967
Total AUTOZI shareholders’ deficit	(146,742)	(33,741)
Non-controlling interests	-	-
Total shareholders’ deficit	(146,742)	(33,741)

TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT	$-	$8,626

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO COMBINED AND CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED SEPTEMBER 30, 2022, 2023 AND 2024

(In U.S. dollars in thousands, except share and per share data)

Condensed statement of operations

	For the years ended September 30,
	2022		2023	2024
Operating expenses
General and administrative expenses	$		$-	$(129)
Total operating expenses		-	-	(129)

Other income/(expense)
Interest expenses, net				(26)
Equity in loss of subsidiaries		(5,614)	(10,152)	(10,701)
Loss before income tax expense		(5,614)	(10,152)	(10,856)
Income tax expense		-	-	-
Net loss		$(5,614)	$(10,152)	$(10,856)
Less: net loss attributable to mezzanine equity		(98)	(162)	(153)
Less: accretion of mezzanine equity to redemption value		13,194	11,587	10,300
Plus: conversion of redeemable principal interests into ordinary shares upon IPO		-	-	53,469
Net loss attributable to the Company’s ordinary shareholders		$(18,710)	$(21,577)	$32,466

Condensed statement of cash flows

	For the years ended September 30,
	2022	2023	2024
Net cash used in operating activities	-	-	(7,703)
Net cash generated from investing activities	-	-	-
Net cash generated from financing activities	-	-	9,029
Net increase in cash and cash equivalents:	-	-	1,326
Cash, cash equivalents and restricted cash at the beginning of year	-	-	-
Cash, cash equivalents and restricted cash at the end of year	-	-	1,326